Loss Per Share - Schedule of Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,620	985
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	985	985
IPO Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,747
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	833
Exchange Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,055